UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                                 -------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                   --------------------
   This Amendment (Check only one.):   [ ]  is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          TCG Holdings, L.L.C.
               ------------------------------------------------
Address:       c/o The Carlyle Group
               ------------------------------------------------
               1001 Pennsylvania Avenue, NW
               ------------------------------------------------
               Suite 220 S.
               ------------------------------------------------
               Washington, DC  20004-2505
               ------------------------------------------------

Form 13F File Number:  28- 12410
                           --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel A. D'Aniello
           ----------------------------------------
Title:     Managing Director
           ----------------------------------------
Phone:     202-729-5626
           ----------------------------------------

Signature, Place, and Date of Signing:


/s/ Daniel A. D'Aniello          Washington, DC           February 14, 2008
-----------------------      --------------------       --------------------
     Signature                   City, State                    Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

   Form 13F File Number          Name

   28-
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                                 --------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                             -------------------------

Form 13F Information Table Entry Total:      13
                                             -------------------------

Form 13F Information Table Value Total:      $32,931
                                             -------------------------
                                                   (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.       Form 13F File Number        Name

    1         28-12429                    Carlyle Investment Management L.L.C.
    ----         --------------------     --------------------------------------

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

                                                     FORM 13-F INFORMATION TABLE

      COLUMN 1      COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6     COLUMN 7                COLUMN 8
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                     TITLE OF              VALUE    SHRS OR    SH/   PUT/     INVESTMENT     OTHER          VOTING AUTHORITY
 NAME OF ISSUER       CLASS     CUSIP     (x$1000)  PRN AMT    PRN   CALL     DISCRETION    MANAGERS    SOLE     SHARED       NONE
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
Varsity Group Inc      Com    922281100    $263     1,252,628  SH     --    Shared-Defined      1               1,252,628

Blackboard Inc         Com    091935502    $24,738  863,059    SH     --    Shared-Defined      1               863,059

Nexstar Broadcasting   CL A   65336K103    $366     40,000     SH     --    Shared-Defined      1               40,000
Group I

Owens Corning          Com    690742101    $809     40,000     SH     --    Shared-Defined      1               40,000

Forest Oil Corp        CL A   345550107    $508     10,000     SH     --    Shared-Defined      1               10,000

Clearwire Corp         CL A   185385309    $836     61,000     SH     --    Shared-Defined      1               61,000

Comcast Corp           CL A   20030N101    $1,461   80,000     SH     --    Shared-Defined      1               80,000

Embarq Corp            Com    29078E105    $545     11,000     SH     --    Shared-Defined      1               11,000

Nucor Corp             Com    670346105    $592     10,000     SH     --    Shared-Defined      1               10,000

Qwest Communications   Com    749121109    $245     35,000     SH     --    Shared-Defined      1               35,000
Intl Inc

Time Warner Cable Inc  CL A   88732J108    $1,380   50,000     SH     --    Shared-Defined      1               50,000
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
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

Valero Energy Corp     Com    91913Y100    $700     10,000     SH     --    Shared-Defined      1               10,000

XTO Energy Inc         Com    98385X106    $488     9,500      SH     --    Shared-Defined      1               9,500

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

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